Long-term provisions (Details) R in Millions	12 Months Ended
Jun. 30, 2024 ZAR (R)
Provisions
Balance at beginning of year	R 18,132
Capitalised to property, plant and equipment	473
Reduction in rehabilitation provision capitalised	(729)
Per the income statement	(651)
additional provisions and changes to existing provisions	(191)
reversal of unutilised amounts	(409)
effect of change in discount rate	(51)
Notional interest	1,183
Utilised during year (cash flow)	(459)
Translation of foreign operations	(58)
Foreign exchange differences recognised in income statement	(673)
Balance at end of year	17,218
Environmental
Provisions
Balance at beginning of year	17,293
Capitalised to property, plant and equipment	473
Reduction in rehabilitation provision capitalised	(729)
Per the income statement	(590)
additional provisions and changes to existing provisions	(206)
reversal of unutilised amounts	(332)
effect of change in discount rate	(52)
Notional interest	1,176
Utilised during year (cash flow)	(390)
Translation of foreign operations	(39)
Foreign exchange differences recognised in income statement	(670)
Balance at end of year	16,524
Other
Provisions
Balance at beginning of year	839
Per the income statement	(61)
additional provisions and changes to existing provisions	15
reversal of unutilised amounts	(77)
effect of change in discount rate	1
Notional interest	7
Utilised during year (cash flow)	(69)
Translation of foreign operations	(19)
Foreign exchange differences recognised in income statement	(3)
Balance at end of year	R 694